Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
Year	Summary Compensation Table (“SCT”) Total for PEO 1 (b-1)(1)	Compensation Actually Paid (“CAP”) to PEO 1 (c-1)(1)(2)	SCT Total for PEO 2 (b-2)(1)	CAP to PEO 2 (c-2)(1)(2)	SCT Total for PEO 3 (b-3)(1)	CAP to PEO 3 (c-3)(1)(2)	Average SCT Total for Non-PEO Named Executive Officers (“NEOs”) (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (h)(5)	Company-Selected Measure: Adjusted EBITDA (in thousands) (i)(6)
									Total Shareholder Return (“TSR”) (f)(3)	Peer Group TSR (g)(4)
2022	$8,690,747	$(524,483)					$1,952,463	$157,360	$17.95	$125.27	$(234,380)	$(15,113)
2021	$9,419,692	$9,727,192	$6,528,618	$2,297,036			$3,033,187	$255,230	$48.45	$186.88	$120,348	$143,228
2020			$5,499,844	$10,221,901	$7,372,593	$(8,283,944)	$4,505,311	$3,538,951	$79.48	$147.58	$(286,180)	$49,739

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our principal executive officer (“PEO”) for all of fiscal year 2022 and part of fiscal year 2021 (from December 10, 2021 through December 31, 2022) was Kedar Deshpande (“PEO 1”); our PEO for part of each of fiscal year 2021 and 2020 (from March 25, 2020 through December 9, 2021) was Aaron Cooper (“PEO 2”); and our PEO for part of fiscal year 2020 (January 1, 2020 through March 24, 2020) was Rich Williams (“PEO 3”). For 2022, our non-PEO NEOs were Damien Schmitz and Dane Drobny. For 2021, our non-PEO NEOs were Damien Schmitz, Dane Drobny, and Melissa Thomas. For 2020, our non-PEO NEOs were Melissa Thomas, Dane Drobny and Steve Krenzer.
Peer Group Issuers, Footnote [Text Block]	For purposes of this pay versus performance disclosure, our peer group is the Nasdaq 100 Index (the “Peer Group”). For each of 2022, 2021 and 2020, our peer group TSR was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the entities in our Peer Group.
Adjustment To PEO Compensation, Footnote [Text Block]	For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to each of PEO 1, PEO 2, and PEO 3, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2), (b-3) and column (d), respectively:

Item Added (Deducted)	2022	2021	2020
For PEO 1 (Kedar Deshpande):
Summary Compensation Table Total for PEO 1 (column (b-1))	$8,690,747	$9,419,692	n/a
- SCT “Stock Awards” column value	$7,980,691	$8,377,500
- SCT “Option Awards” column value	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$2,079,723	$8,685,000
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(3,645,000)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year	$1,587,925	$—
+/- change in fair value for prior-year equity awards that vested in the covered year	$(1,257,188)	$—
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$—
+ Includable dividends/earnings on equity awards during covered year	$—	$—
[+ excess fair value for equity award modifications]	$—	$—
Compensation Actually Paid to PEO 1 (column (c-1))	$(524,483)	$9,727,192
For PEO 2 (Aaron Cooper):
Summary Compensation Table Total for PEO 2 (column (b-2))	n/a	$6,528,618	$5,499,844
- SCT “Stock Awards” column value		$4,878,999	$4,023,200
- SCT “Option Awards” column value		$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end		$—	$9,231,265
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end		$—	$(289,463)
+ vesting date fair value of covered-year equity awards that vested in the covered year		$1,969,587	$—
+/- change in fair value for prior-year equity awards that vested in the covered year		$(297,179)	$(196,545)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year		$1,024,991	$—
+ Includable dividends/earnings on equity awards during covered year		$—	$—
[+ excess fair value for equity award modifications]		$—	$—
Compensation Actually Paid to PEO 2 (column (c-2))		$2,297,036	$10,221,901
For PEO 3 (Rich Williams):
Summary Compensation Table Total for PEO 3 (column (b-3))	n/a	n/a	$7,372,593
- SCT “Stock Awards” column value			$6,105,329
- SCT “Option Awards” column value			$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end			$—
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end			$—
+ vesting date fair value of covered-year equity awards that vested in the covered year			$450,660
+/- change in fair value for prior-year equity awards that vested in the covered year			$(1,827,213)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year			$8,174,655
+ Includable dividends/earnings on equity awards during covered year			$—
[+ excess fair value for equity award modifications]			$—
Compensation Actually Paid to PEO 3 (column (c-3))			$(8,283,944)
For Non-PEO Named Executive Officers (Average):
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$1,952,463	$3,033,187	$4,505,311
- SCT “Stock Awards” column value	$761,932	$2,148,633	$2,980,122
- SCT “Option Awards” column value	$—	$—	$—

+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$423,131	$1,447,245	$2,675,329
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,023,866)	$(536,481)	$(106,643)
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$—	$414,252
+/- change in fair value for prior-year equity awards that vested in the covered year	$(412,436)	$102,972	$(234,068)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$20,000	$1,643,060	$735,110
+ Includable dividends/earnings on equity awards during covered year	$—	$—	$—
[+ excess fair value for equity award modifications]	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$157,360	$255,230	$3,538,951

Non-PEO NEO Average Total Compensation Amount	$ 1,952,463	$ 3,033,187	$ 4,505,311
Non-PEO NEO Average Compensation Actually Paid Amount	$ 157,360	255,230	3,538,951
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to each of PEO 1, PEO 2, and PEO 3, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2), (b-3) and column (d), respectively:

Item Added (Deducted)	2022	2021	2020
For PEO 1 (Kedar Deshpande):
Summary Compensation Table Total for PEO 1 (column (b-1))	$8,690,747	$9,419,692	n/a
- SCT “Stock Awards” column value	$7,980,691	$8,377,500
- SCT “Option Awards” column value	$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$2,079,723	$8,685,000
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(3,645,000)	$—
+ vesting date fair value of covered-year equity awards that vested in the covered year	$1,587,925	$—
+/- change in fair value for prior-year equity awards that vested in the covered year	$(1,257,188)	$—
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$—	$—
+ Includable dividends/earnings on equity awards during covered year	$—	$—
[+ excess fair value for equity award modifications]	$—	$—
Compensation Actually Paid to PEO 1 (column (c-1))	$(524,483)	$9,727,192
For PEO 2 (Aaron Cooper):
Summary Compensation Table Total for PEO 2 (column (b-2))	n/a	$6,528,618	$5,499,844
- SCT “Stock Awards” column value		$4,878,999	$4,023,200
- SCT “Option Awards” column value		$—	$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end		$—	$9,231,265
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end		$—	$(289,463)
+ vesting date fair value of covered-year equity awards that vested in the covered year		$1,969,587	$—
+/- change in fair value for prior-year equity awards that vested in the covered year		$(297,179)	$(196,545)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year		$1,024,991	$—
+ Includable dividends/earnings on equity awards during covered year		$—	$—
[+ excess fair value for equity award modifications]		$—	$—
Compensation Actually Paid to PEO 2 (column (c-2))		$2,297,036	$10,221,901
For PEO 3 (Rich Williams):
Summary Compensation Table Total for PEO 3 (column (b-3))	n/a	n/a	$7,372,593
- SCT “Stock Awards” column value			$6,105,329
- SCT “Option Awards” column value			$—
+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end			$—
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end			$—
+ vesting date fair value of covered-year equity awards that vested in the covered year			$450,660
+/- change in fair value for prior-year equity awards that vested in the covered year			$(1,827,213)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year			$8,174,655
+ Includable dividends/earnings on equity awards during covered year			$—
[+ excess fair value for equity award modifications]			$—
Compensation Actually Paid to PEO 3 (column (c-3))			$(8,283,944)
For Non-PEO Named Executive Officers (Average):
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$1,952,463	$3,033,187	$4,505,311
- SCT “Stock Awards” column value	$761,932	$2,148,633	$2,980,122
- SCT “Option Awards” column value	$—	$—	$—

+ year-end fair value of equity awards granted in covered year that are outstanding and unvested as of the covered year-end	$423,131	$1,447,245	$2,675,329
+/- change in fair value for equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,023,866)	$(536,481)	$(106,643)
+ vesting date fair value of covered-year equity awards that vested in the covered year	$—	$—	$414,252
+/- change in fair value for prior-year equity awards that vested in the covered year	$(412,436)	$102,972	$(234,068)
- Prior year-end fair value of prior-year equity awards that fail to vest in the covered year	$20,000	$1,643,060	$735,110
+ Includable dividends/earnings on equity awards during covered year	$—	$—	$—
[+ excess fair value for equity award modifications]	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$157,360	$255,230	$3,538,951

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship of Compensation Actually Paid to Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Relationship of Compensation Actually Paid to Company Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship of Compensation Actually Paid to Company Adjusted EBITDA
Tabular List [Table Text Block]

Adjusted EBITDA
Free Cash Flow
Local Gross Billings

Total Shareholder Return Amount	$ 17.95	48.45	79.48
Peer Group Total Shareholder Return Amount	125.27	186.88	147.58
Net Income (Loss)	$ (234,380,000)	$ 120,348,000	$ (286,180,000)
Company Selected Measure Amount	(15,113,000)	143,228,000	49,739,000
Additional 402(v) Disclosure [Text Block]	For each of 2022, 2021 and 2020, our TSR was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the Nasdaq Stock Market on December 31, 2019 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our stock price at the end and the beginning of the Measurement Period, divided by (b) our stock price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.Net income is calculated in accordance with GAAP.Adjusted EBITDA is calculated as set forth in Appendix A.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Local Gross Billings
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,690,747	$ 9,419,692
PEO Actually Paid Compensation Amount	$ (524,483)	9,727,192
PEO Name	Kedar Deshpande
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,528,618	$ 5,499,844
PEO Actually Paid Compensation Amount		2,297,036	10,221,901
PEO Name	Aaron Cooper
PEO 3 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			7,372,593
PEO Actually Paid Compensation Amount			(8,283,944)
PEO Name	Rich Williams
PEO [Member] | PEO 1 [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,980,691	8,377,500
PEO [Member] | PEO 1 [Member] | Option Awards Report Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | PEO 1 [Member] | Equity Awards Granted In Covered Year That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,079,723	8,685,000
PEO [Member] | PEO 1 [Member] | Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,645,000)	0
PEO [Member] | PEO 1 [Member] | Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,587,925	0
PEO [Member] | PEO 1 [Member] | Change In Fair Value For Prior Year Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,257,188)	0
PEO [Member] | PEO 1 [Member] | Prior Year-End Fair Value Of Prior Year Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | PEO 1 [Member] | Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | PEO 1 [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | PEO 2 [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,878,999	4,023,200
PEO [Member] | PEO 2 [Member] | Option Awards Report Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | PEO 2 [Member] | Equity Awards Granted In Covered Year That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	9,231,265
PEO [Member] | PEO 2 [Member] | Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(289,463)
PEO [Member] | PEO 2 [Member] | Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,969,587	0
PEO [Member] | PEO 2 [Member] | Change In Fair Value For Prior Year Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(297,179)	(196,545)
PEO [Member] | PEO 2 [Member] | Prior Year-End Fair Value Of Prior Year Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,024,991	0
PEO [Member] | PEO 2 [Member] | Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | PEO 2 [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | PEO 3 [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,105,329
PEO [Member] | PEO 3 [Member] | Option Awards Report Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | PEO 3 [Member] | Equity Awards Granted In Covered Year That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | PEO 3 [Member] | Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | PEO 3 [Member] | Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			450,660
PEO [Member] | PEO 3 [Member] | Change In Fair Value For Prior Year Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,827,213)
PEO [Member] | PEO 3 [Member] | Prior Year-End Fair Value Of Prior Year Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,174,655
PEO [Member] | PEO 3 [Member] | Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | PEO 3 [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	761,932	2,148,633	2,980,122
Non-PEO NEO [Member] | Option Awards Report Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Covered Year That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	423,131	1,447,245	2,675,329
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,023,866)	(536,481)	(106,643)
Non-PEO NEO [Member] | Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	414,252
Non-PEO NEO [Member] | Change In Fair Value For Prior Year Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(412,436)	102,972	(234,068)
Non-PEO NEO [Member] | Prior Year-End Fair Value Of Prior Year Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,000	1,643,060	735,110
Non-PEO NEO [Member] | Dividends/Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0